Shareholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended							3 Months Ended								12 Months Ended
	Jan. 31, 2018	Nov. 30, 2017	Oct. 31, 2017	Jul. 31, 2017	May 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 22, 2018	Feb. 20, 2018	Nov. 30, 2016	Jul. 31, 2012
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans																		35,000,000
Shares available for future awards under the stock-based compensation plans								36,000,000								36,000,000
Stock compensation expense																$ 107,000,000	$ 115,000,000	$ 126,000,000
Tax benefit related to stock based compensation																31,000,000	34,000,000	38,000,000
Realized excess tax benefits from stock issued under employee benefit plans																$ 56,000,000	$ 39,000,000	$ 7,000,000
Cash dividends declared per common share		$ 0.16		$ 0.16	$ 0.16		$ 0.13	$ 0.160	$ 0.160	$ 0.160	$ 0.130	$ 0.130	$ 0.130	$ 0.130	$ 0.115	$ 0.61	$ 0.505	$ 1.27
Cash dividends paid per common share			$ 0.16	0.16		$ 0.13
Cash dividends declared per common share annualized basis				$ 0.64	$ 0.64		$ 0.52
Share repurchases																9,200,000	6,300,000	0
Value of share repurchases																$ 564,000,000	$ 287,000,000
Stock repurchase program, authorized amount																						$ 2,000,000,000
Stock repurchase program, additional authorized amount																					$ 1,500,000,000
Remaining value available under stock repurchase programs								$ 1,100,000,000								$ 1,100,000,000
Subsequent Event
Stockholders Equity Note [Line Items]
Cash dividends paid per common share	$ 0.16
Stock repurchase program, additional authorized amount																			$ 1,500,000,000
Remaining value available under stock repurchase programs																				$ 2,300,000,000
Stock Options
Stockholders Equity Note [Line Items]
Exercise prices of stock options granted to employees and non employee directors																Equal to 100% of the market value
Stock options granted contractual term																10 years
Total intrinsic value of stock options exercised																$ 203,000,000	$ 162,000,000	$ 43,000,000
Unrecognized compensation cost related to all unvested								55,000,000								$ 55,000,000
Weighted-average period for all unvested																1 year 9 months 18 days
Stock Options And Restricted Stock Units To Employees
Stockholders Equity Note [Line Items]
Stock options and RSUs vesting period																One-third increments over a three-year period
Stock Options And Restricted Stock Units To Non Employee Directors
Stockholders Equity Note [Line Items]
Stock options and RSUs vesting period																Immediately on the grant date and are issued with a six-month claw-back provision
Restricted Stock Units
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested								65,000,000								$ 65,000,000
Weighted-average period for all unvested																2 years
Weighted average fair value																$ 55.11	$ 40.32	$ 66.65
Fair value of RSUs and restricted stock vested																$ 88,000,000	$ 50,000,000	$ 73,000,000
Performance Shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to all unvested								$ 23,000,000								$ 23,000,000
Weighted-average period for all unvested																1 year 8 months 12 days
Weighted average fair value																$ 62.22
Percentage of equity awards granted																50.00%
Target service period																3 years
Employee Stock Purchase Plan
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans								10,000,000								10,000,000
Shares available for future awards under the stock-based compensation plans								4,000,000								4,000,000
Employee purchase price																85% of the closing market price on the purchase date.
Share issued, ESPP																800,000	1,000,000	1,100,000
Shares under Subscription, ESPP								1,000,000								1,000,000
Marketing and Administrative Expenses
Stockholders Equity Note [Line Items]
Stock compensation expense allocation percentage																70.00%	70.00%